WinWater Mortgage Loan Trust 2016-1
Mortgage Pass-Through Certificates, Series 2016-1
Sample Mortgage Loan Agreed-Upon Procedures

Report To:
WinWater Home Mortgage, LLC
WinWater Residential Funding LLC
Wells Fargo Securities, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated

14 January 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
WinWater Home Mortgage, LLC
WinWater Residential Funding LLC
712 Fifth Avenue
New York, New York 10019

Wells Fargo Securities, LLC
375 Park Avenue, 2nd Floor
New York, New York 10152

Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park, 11th Floor
New York, New York 10036

Re: WinWater Mortgage Loan Trust 2016-1 Mortgage Pass-Through Certificates, Series 2016-1 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist WinWater Residential Funding LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the WinWater Mortgage Loan Trust 2016-1 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, WinWater Home Mortgage, LLC (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.
Labeled “WIN 2016-1 Loan List EY Sample.xlsx” (the “Preliminary Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “WinWater Loan Numbers”) corresponding to a pool of mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

ii.
Labeled “WIN 2016-1 ASF 12-24-2015.xlsx” (the “Preliminary Data File,” together with the Preliminary Loan Listing Data File, the “Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information on the Preliminary Mortgage Loans as of 1 January 2016 (the “Cut-off Date”),

b.	Imaged copies of the:
i.	Promissory note, modification agreement to promissory note and prepayment penalty rider (as applicable and collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal or broker price opinion report (as applicable and collectively, the “Appraisal”),
iv.	Value reconciliation of three reports (the “Appraisal Value Reconciliation Document”),
v.	Construction cost document (the “Construction Cost Schedule”),
vi.	Settlement statement (the “Settlement Statement”),
vii.	Underwriting summary and underwriting findings report (as applicable and collectively, the “Underwriting Summary”),
viii.	Solar panel lease amount schedule (the “Solar Lease Schedule”),
ix.	Credit report (the “Credit Report”) and/or
x.
Subordinate lien document (the “Subordinate Lien Document,” together with the Promissory Note, Loan Application, Appraisal, Appraisal Value Reconciliation Document, Construction Cost Schedule, Settlement Statement, Underwriting Summary, Solar Lease Schedule and Credit Report, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 January 2016

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 266 Preliminary Mortgage Loans (the “Sample Mortgage Loans”) from the Preliminary Loan Listing Data File.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans they instructed us to randomly select from the Preliminary Loan Listing Data File.

2.
For each mortgage loan on the Preliminary Loan Listing Data File and Preliminary Data File, we compared the WinWater Loan Number of each mortgage loan, as shown on the Preliminary Loan Listing Data File to the corresponding WinWater Loan Number on the Preliminary Data File and noted that:

a.	All of the Preliminary Mortgage Loans were included on both the Preliminary Loan Listing Data File and Preliminary Data File and
b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Preliminary Loan Listing Data File or Preliminary Data File.

3.
For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents provided by the Sponsor, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note

WinWater Loan Number	Promissory Note	i.
Original principal balance	Promissory Note
Original interest rate	Promissory Note
Current monthly payment	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a)Promissory Note or (b)Promissory Note and recalculation	ii.
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment charge term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Appraisal value	(a)Appraisal, (b)Appraisal Value Reconciliation Document or (c)Construction Cost Schedule and recalculation	iii.
Sale price (if applicable)	Settlement Statement
Loan purpose	(a)Loan Application or (b)Promissory Note, Settlement Statement and recalculation	iv.
Property type	Appraisal
Junior lien balance	(a)Underwriting Summary, Credit Report or Subordinate Lien Document, (b)Solar Lease Schedule or (c)Settlement Statement	v.
Original loan-to-value ratio	Recalculation	vi.
Combined loan-to-value ratio	Recalculation	vii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iii.
For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with WinWater Loan Numbers of 1007913, 1009413 and 1009968, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document.  Additionally, for each Sample Mortgage Loan with more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for the Sample Mortgage Loans with WinWater Loan Numbers of 1007913 and 1009968 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal Value Reconciliation Document as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for the Sample Mortgage Loan with a WinWater Loan Number of 1009413 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value as the sum of:
(a)	The cost of lot,
(b)	The original contract price and
(c)	The change order,
all as shown on the Construction Cost Schedule.

iv.
For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that has a loan purpose of “6 - First Time Home Purchase” or “7 - Other-than-first-time-Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.  (continued)

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to compute the “Amount to Borrower” as the difference between:
(a)	The original principal balance of the Refinance Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Refinance Sample Mortgage Loan,
(2)
The unpaid principal balance of any secondary financing (if applicable) relating to the subject property (that is not a home equity line of credit) that is being repaid with the proceeds of the Refinance Sample Mortgage Loan and

(3)	The settlement charges relating to the Refinance Sample Mortgage Loan, all as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinance Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to consider the loan purpose as:
(a)
“3 ‑ Cash Out Refinance” if the Amount to Borrower is greater than or equal to the lesser of (i) $10,000 and (ii) 1% of the original principal balance of the Refinance Sample Mortgage Loan that is shown on the Promissory Note or

(b)
“9 – Rate/Term Refinance” if the Amount to Borrower is less than the lesser of (i) $10,000 and (ii) 1% of the original principal balance of the Refinance Sample Mortgage Loan that is shown on the Promissory Note.

v.
For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with WinWater Loan Numbers of 1009681 and 1009720, as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, provided one or more of the Underwriting Summary, Credit Report or Subordinate Lien Document.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document.  We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

For the purpose of comparing the junior lien balance Sample Characteristic for the Sample Mortgage Loan with a WinWater Loan Number of 1009681 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the “year 1 remaining value amount,” as shown on the Solar Lease Schedule.

Exhibit 1 to Attachment A

Notes:  (continued)

v.  (continued)

For the purpose of comparing the junior lien balance Sample Characteristic for the Sample Mortgage Loan with a WinWater Loan Number of 1009720 (as shown on the Preliminary Data File), the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

vi.
For the purpose of comparing the original loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan‑to‑value ratio by:

(a)	Dividing:
(1)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (a) the appraisal value, as shown on the Appraisal (and in accordance with the methodologies described in note iii. above) and (b) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal, Appraisal Value Reconciliation Document or Construction Cost Schedule (and in accordance with the methodologies described in note iii. above)
and
(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

Exhibit 1 to Attachment A

Notes:  (continued)

vii.
For the purpose of comparing the combined loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan‑to‑value ratio by:

(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien balance related to such Sample Mortgage Loan (if applicable), as shown on the Underwriting Summary, Credit Report, Subordinate Lien Document, Solar Lease Schedule or Settlement Statement (and in accordance with the methodologies described in note v. above), by
(2)            Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (a) the appraisal value, as shown on the Appraisal (and in accordance with the methodologies described in note iii. above) and (b) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal, Appraisal Value Reconciliation Document or Construction Cost Schedule (and in accordance with the methodologies described in note iii. above)
and
(b)            Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

WinWater Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

1008102	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1008242	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1009413	Appraisal value	$1,029,420.40	$1,029,420.45

1009510	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1009801	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1010008	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1010107	Property type	8 - Townhouse	7 – PUD

1010275	Loan purpose	7 - Other-than-first time Home Purchase	6 - First-time Home Purchase

1010346	Loan purpose	6 - First-time Home Purchase	7 - Other-than-first time Home Purchase

1010566	Loan purpose	6 - First-time Home Purchase	7 - Other-than-first time Home Purchase

1010639	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

Exhibit 2 to Attachment A

WinWater Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value
1010836	Property type	8 - Townhouse	3 - Condo, Low Rise (4 or fewer stories)

1010878	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1011057	Property type	1 - Single Family Detached (non-PUD)	7 – PUD

1011404	Property type	8 - Townhouse	13 – 2 Family

1011571	Property type	3 - Condo, Low Rise (4 or fewer stories)	4 - Condo, High Rise (5+ stories)

1208399798	Current monthly payment	$3,353.78	$4,978.43

1335831145	Current monthly payment	$5,538.02	$4,396.71

1382058212	Current monthly payment	$2,897.99	$2,670.30

1399067563	Current monthly payment	$2,641.34	$3,218.03

1670363348	Current monthly payment	$2,670.30	$2,752.81

1732622398	Current monthly payment	$6,301.88	$5,460.44

1741834601	Current monthly payment	$3,393.66	$2,098.09

2355778123	Current monthly payment	$3,836.00	$3,487.85

2433334884	Current monthly payment	$3,704.74	$5,538.02

2496278565	Current monthly payment	$3,620.00	$2,840.62

2568455325	Current monthly payment	$2,098.09	$4,383.72

2644538964	Current monthly payment	$7,113.49	$3,615.76

2999617047	Current monthly payment	$4,261.04	$7,113.49

3029961905	Current monthly payment	$3,384.16	$4,315.04

3092540857	Current monthly payment	$4,009.26	$2,941.80

3119940155	Current monthly payment	$2,861.03	$2,695.83

3212433148	Current monthly payment	$2,423.25	$4,071.06

3212433148	Property type	8 - Townhouse	3 - Condo, Low Rise (4 or fewer stories)

3338111492	Current monthly payment	$3,442.78	$4,683.56

3626484893	Current monthly payment	$5,460.44	$2,620.71

Exhibit 2 to Attachment A

WinWater Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value
3722214785	Current monthly payment	$4,396.71	$4,009.26

4321587151	Current monthly payment	$2,840.62	$6,301.88

5041491631	Current monthly payment	$3,615.76	$3,815.50

5558553937	Current monthly payment	$2,941.80	$3,836.00

5631005232	Current monthly payment	$2,695.83	$3,537.94

6309781162	Current monthly payment	$2,620.71	$3,242.18

6709927021	Current monthly payment	$2,229.39	$3,207.45

6762511341	Current monthly payment	$6,301.88	$3,041.18

6945912963	Current monthly payment	$3,815.50	$7,641.35

8389281991	Current monthly payment	$7,393.37	$4,243.92

8677572944	Current monthly payment	$7,641.35	$3,433.24

8953470808	Current monthly payment	$4,243.92	$3,416.67

9196520802	Current monthly payment	$2,074.91	$2,349.01

9280687193	Current monthly payment	$3,433.24	$2,438.76

9740576613	Current monthly payment	$3,080.81	$3,060.38

9773423426	Current monthly payment	$2,520.18	$3,016.80